LEASE INTANGIBLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	September 30, 2021			December 31, 2020
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$2,515,264	$(2,320,045)	$195,219	$3,136,587	$(2,757,530)	$379,057
Leasing costs	1,261,390	(1,146,572)	114,818	1,730,656	(1,510,559)	220,097
Above-market leases	333,485	(333,485)	—	333,485	(291,421)	42,064
	$4,110,139	$(3,800,102)	$310,037	$5,200,728	$(4,559,510)	$641,218

Lease intangibles consist of the following:

	December 31, 2020			December 31, 2019
	Lease	Accumulated	Lease	Lease	Accumulated	Lease
	Intangibles	Amortization	Intangibles, net	Intangibles	Amortization	Intangibles, net
In-place leases	$3,136,587	$(2,757,530)	$379,057	$4,360,027	$(3,283,027)	$1,077,000
Leasing costs	1,730,656	(1,510,559)	220,097	2,937,976	(2,002,711)	935,265
Above-market leases	333,485	(291,421)	42,064	333,485	(240,739)	92,746
	$5,200,728	$(4,559,510)	$641,218	$7,631,488	$(5,526,477)	$2,105,011

SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS, FUTURE AMORTIZATION EXPENSE	Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:
2021	$52,866
2022	202,342
2023	17,526
2024	17,526
2025	15,670
Thereafter	4,107
Total	$310,037
Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:
2021	$372,484
2022	202,479
2023	17,663
2024	17,663
2025	17,663
Thereafter	13,266
Total	$641,218